Reporting Entity and Group Information - Schedule of Reporting Date Shareholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	60,516,474	1,116,072
Percentage	100.00%
less Treasury shares (in Dollars)	$ 80,247
Total Outstanding shares	60,436,227
Total Outstanding shares, Percentage	100.00%
Treasury shares [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	80,247
Percentage	0.00%
Total Outstanding shares, Percentage	0.00%
ads-tec Holding GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	18,020,882
Percentage	29.82%
Total Outstanding shares, Percentage	29.82%
Bosch Thermotechnik GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	8,062,451
Percentage	13.34%
Total Outstanding shares, Percentage	13.34%
Robert Bosch GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	2,400,000
Percentage	3.97%
Total Outstanding shares, Percentage	3.97%
Others [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	31,952,894
Percentage	52.87%
Total Outstanding shares, Percentage	52.87%